PRINCIPAL ACTIVITIES AND ORGANIZATION - VIE structure balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 114,998	$ 16,444	¥ 417,920	¥ 320,489
Restricted cash			322
Accounts receivable, net	18,988	2,715	19,386
Amounts due from related parties	3,510	502	2,000
Prepaid expenses and other current assets	21,750	3,110	35,791
Total current assets	178,974	25,592	475,419
Non-current assets:
Long-term investments	104,326	14,918	114,432
Property, equipment and software, net	10,352	1,480	15,175
Operating lease right-of-use assets, net	21,550	3,082	25,655
Other non-current assets	24,627	3,522	20,349
Total non-current assets	328,075	46,914	346,517
Total assets	507,049	72,506	821,936
Current liabilities
Accounts payable (including accounts payables of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 6,188 and RMB 8,774 as of December 31, 2024 and 2025, respectively)	9,976	1,427	7,389
Deferred revenue, current	96,760	13,836	125,428
Acquisition consideration payable	14,775	2,113	14,775
Other payable and accrued liabilities	88,961	12,721	72,028
Operating lease liabilities, current	9,945	1,422	8,966
Total current liabilities	361,892	51,749	394,038
Non-current liabilities
Operating lease liabilities, non-current	12,987	1,857	17,458
Deferred revenue, non-current	49,530	7,083	57,710
Total non-current liabilities	70,517	10,084	200,668
Total liabilities	432,409	61,833	594,706
Related party
Current assets:
Amounts due from related parties	2,000
Current liabilities
Amount due to a related party	1,975	$ 282	2,452
Consolidated VIE
Current assets:
Cash and cash equivalents	66,321		143,120
Restricted cash			322
Accounts receivable, net	18,988		19,386
Amounts due from the Group's entities	219,312		149,180
Amounts due from related parties	3,510		2,000
Prepaid expenses and other current assets	17,642		29,450
Total current assets	325,773		343,458
Non-current assets:
Long-term investments	104,326		113,884
Property, equipment and software, net	4,294		4,942
Intangible assets, net	3,383		7,069
Operating lease right-of-use assets, net	21,535		25,559
Other non-current assets	18,968		16,092
Total non-current assets	152,506		167,546
Total assets	478,279		511,004
Current liabilities
Short-term borrowings	139,500		163,000
Deferred revenue, current	96,760		125,428
Amounts due to the Group's entities	19
Acquisition consideration payable	5,792		5,792
Other payable and accrued liabilities	32,829		17,451
Operating lease liabilities, current	9,926		8,920
Total current liabilities	295,575		329,231
Non-current liabilities
Loan from the Group's entity	142,566		30,000
Operating lease liabilities, non-current	12,987		17,439
Long-term borrowings	8,000		125,500
Deferred revenue, non-current	49,530		57,710
Total non-current liabilities	213,083		230,649
Total liabilities	508,658		559,880
Consolidated VIE | Related party
Current liabilities
Amount due to a related party	1,975		2,452
Consolidated VIE | Non-related party
Current liabilities
Accounts payable (including accounts payables of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 6,188 and RMB 8,774 as of December 31, 2024 and 2025, respectively)	¥ 8,774		¥ 6,188